EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of defined benefit plans

	2023	2022	2021
Present value of funded obligations	(5,365.5)	(5,476.5)	(7,354.3)
Fair value of plan assets	4,604.6	4,543.3	5,638.0
Present value of net obligations	(760.9)	(933.2)	(1,716.3)
Present value of unfunded obligations	(917.2)	(921.0)	(1,165.4)
Present value of net obligations	(1,678.1)	(1,854.2)	(2,881.7)
Asset ceiling	(182.6)	(163.3)	(180.1)
Net liabilities	(1,860.7)	(2,017.5)	(3,061.8)
Other long term employee benefits	(93.9)	(87.1)	(104.3)
Total employee benefits	(1,954.6)	(2,104.6)	(3,166.1)
Employee benefits amount in the balance sheet
Liabilities	(2,011.9)	(2,161.2)	(3,194.0)
Assets	57.3	56.6	27.9
Net liabilities	(1,954.6)	(2,104.6)	(3,166.1)

Schedule of present value of defined benefit obligations

	2023	2022	2021
Defined benefit obligation at January 1	(6,397.5)	(8,519.7)	(8,777.6)
Service costs	(30.8)	(47.0)	(58.0)
Interest costs	(413.2)	(353.2)	(324.3)
Gains and (losses) on settlements or reductions in benefits	9.2	3.8	3.6
Contributions by plan participants	(4.2)	(5.6)	(6.9)
Actuarial gains and (losses) - geographical assumptions	11.5	-	52.3
Actuarial gains and (losses) - financial assumptions	(297.0)	1,333.6	726.8
Experience adjustments	91.2	(171.5)	(213.0)
Reclassifications	-	-	(1.0)
Effect of exchange rate fluctuations	216.7	787.7	(495.3)
Benefits paid	531.4	574.4	573.7
Defined benefit obligation at December, 31	(6,282.7)	(6,397.5)	(8,519.7)

Schedule of fair value of plan assets

	2023	2022	2021
Fair value of plan assets at January 1	4,543.3	5,638.0	5,533.3
Interest income	318.1	262.1	223.9
Administrative costs	(5.2)	(5.2)	(5.8)
Expected return, excluding interest income	101.7	(614.6)	(148.3)
Contributions by employer	280.5	316.0	342.0
Contributions by plan participants	4.6	5.8	7.1
Exchange differences	(102.0)	(482.6)	263.1
Curtailments, settlements and other	(4.8)	(1.8)	(3.6)
Benefits paid, excluding administrative costs	(531.6)	(574.4)	(573.7)
Fair value of plan assets at December, 31	4,604.6	4,543.3	5,638.0

Schedule of asset ceiling

	2023	2022	2021
Asset ceiling impact at January 1	56.6	27.9	33.6
Interest income/(expenses)	4.9	-	1.3
Change in asset ceiling excluding amounts included in interest income/(expenses)	(0.1)	30.2	(9.0)
Effects of exchange rate fluctuations	(4.1)	(1.5)	2.0
Asset ceiling impact at December 31	57.3	56.6	27.9

Schedule of defined benefit plans recognized in income statement

	2023	2022	2021
Current service costs	(30.8)	(47.0)	(58.0)
Administrative costs	(5.2)	(5.2)	(5.8)
(Gains) losses on settlement and curtailment	4.7	2.2	1.2
Income from operations	(31.3)	(50.0)	(62.6)
Financial costs	(114.3)	(107.8)	(115.6)
Total employee benefit expenses	(145.6)	(157.8)	(178.2)

Schedule of employee benefit revenue/(expenses)

	2023	2022	2021
Other operating income/(expenses)	-	(0.1)	(0.2)
Cost of sales	(15.1)	(26.4)	(33.0)
Commercial expenses	(7.3)	(9.4)	(11.7)
Administrative income/(expenses)	(8.9)	(14.1)	(17.7)
Financial expense	(114.3)	(107.8)	(115.6)
	(145.6)	(157.8)	(178.2)

Schedule of assumptions used

	2023 (i)	2022 (i)	2021 (i)
Discount rate	4.6% to 11.7%	5.1% to 11.0%	2.4% to 10.0%
Inflation	2.0% to 3.5%	2.0% to 3.5%	2.0% to 3.5%
Future salary increases	1.0% to 7.1%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.7% to 3.8%	2.7% to 3.8%	2.5% to 3.8%
Medical cost trend rate	6.4% to 7.1% p.a. reducing to 7,1%	6.4% to 7.1% p.a. reducing to 7,1%	4.5% to 6.9% p.a. reducing to 6.9%
Dental claims trend rate	3.5%	3.5%	3.3%

Life expectancy for an over 65 years old male	84 to 87	84 to 87	85 to 87
Life expectancy for an over 65 years old female	86 to 89	86 to 89	87 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

Schedule of sensitivity of defined benefit obligation

In millions of Brazilian Reais		2023		2022		2021
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(95.2)	82.2	(94.3)	81.8	(114.7)	98.6
Discount rate	50 bases points	284.8	(302.4)	307.9	(328.0)	442.0	(470.3)
Future salary increases	50 bases points	(17.3)	14.7	(17.6)	16.5	(19.8)	18.6
Longevity	One year	(201.0)	196.1	(221.5)	213.5	(287.6)	279.5

Schedule of plans assets

	2023			2022			2021
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	43%	-	43%	43%	-	43%
Corporate bonds	10%	-	10%	10%	-	10%	10%	-	10%
Equity instruments	15%	-	15%	15%	-	15%	15%	-	15%
Cash	6%	-	6%	6%	-	6%	6%	-	6%
Others	26%	-	26%	26%	-	26%	26%	-	26%